Segments and Geographical Information - Schedule of Total Revenues and Long-Lived Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		$ 50,569	$ 39,949	$ 44,179
Long-lived assets	[1]	3,449	3,417	3,268
Israel [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		46,195	36,156	38,125
Long-lived assets	[1]	3,449	3,417	3,268
East Asia [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		5	75	1,331
Long-lived assets	[1]
India [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		1,630	1,414	1,726
Long-lived assets	[1]
America [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		1,348	1,067	1,433
Long-lived assets	[1]
Europe [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		1,391	1,236	1,513
Long-lived assets	[1]
Rest of the world [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues			1	51
Long-lived assets	[1]

[1]	Long-lived assets balance comprised of property and equipment, net (it does not include intangible assets and goodwill).